PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
401K RETIREMENT SAVINGS PLAN
DESCRIPTION OF PLAN
PLAN TERMINATION

NOTE 6 - PLAN TERMINATION

Although they have not expressed any intent to do so, the Employers have the right under the Plan to discontinue their contributions at any time and to terminate the Plan, subject to the provisions of ERISA. In the event of Plan termination, participants would become 100 percent vested in their employer contributions. There are currently no plans to terminate the Plan.